INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

A summary of the income tax (expense) benefit in the statements of earnings (loss) follows:

	2015	2014	2013
	(In Millions)
Income tax (expense) benefit:
Current (expense) benefit	$5	$(3)	$(90)
Deferred (expense) benefit	8	8	74
Total	$13	$5	$(16)

The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

	2015	2014	2013
	(In Millions)

Expected income tax (expense) benefit	$11	$4	$(15)
Dividends received deduction	1	1	1
Prior year adjustment	—	—	(2)
Other	1	—	—
Income Tax (Expense) Benefit	$13	$5	$(16)

The components of the net deferred income taxes are as follows:

	December 31, 2015		December 31, 2014
	Assets	Liabilities	Assets	Liabilities
	(In Millions)

Reserves and reinsurance	$97	$—	$105	$—
DAC	—	93	—	78
VOBA	—	3	—	3
Investments	—	10	—	18
Goodwill and other intangible assets	—	—	—	9
Other	12	—	—	8
Total	$109	$106	$105	$116

MLOA does not provide income taxes on the undistributed earnings related to its investment in AB units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $8 million of accumulated undistributed earnings related to its investment in AB units were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $3 million would need to be provided if such earnings were remitted to the United States.

At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits, $7 million and $6 million, respectively, would affect the effective tax rate.

MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $1 million and $0 million, respectively. Tax expense for 2015 reflected an expense of $0 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2015	2014	2013
	(In Millions)

Balance, beginning of year	$6	$5	$4
Additions for tax positions of prior years	1	1	1
Balance, End of Year	$7	$6	$5

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

During the first quarter of 2016, the Company agreed to the Internal Revenue Service’s draft Revenue Agent’s Reports for MONY’s consolidated amended Federal 2004-2007 and consolidated Federal 2008 and 2009 corporate income tax returns. The expected impact on MLOA’s statement of earnings (loss) is an income tax benefit of approximately $2 million.